Average Annual Total Returns - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2005 Fund	May 30, 2024
Fidelity Advisor Freedom Blend 2005 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	8.38%
Past 5 years	3.95%
Since Inception	3.06%	[1]
Fidelity Advisor Freedom Blend 2005 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	6.12%
Past 5 years	2.81%
Since Inception	1.92%	[2]
Fidelity Advisor Freedom Blend 2005 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	3.95%
Past 5 years	2.59%
Since Inception	1.76%	[3]
Fidelity Advisor Freedom Blend 2005 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	1.75%
Past 5 years	2.37%
Since Inception	1.56%	[4]
Fidelity Advisor Freedom Blend 2005 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	0.65%
Past 5 years	1.25%
Since Inception	0.42%	[4]
Fidelity Advisor Freedom Blend 2005 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.10%
Past 5 years	1.49%
Since Inception	0.85%	[4]
Fidelity Advisor Freedom Blend 2005 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	8.27%
Past 5 years	3.85%
Since Inception	2.96%	[5]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.22%
F0556
Average Annual Return:
Past 1 year	8.58%
Past 5 years	4.17%
Since Inception	3.27%

[1]	E From August 31, 2018 .
[2]	C From August 31, 2018 .
[3]	B From August 31, 2018 .
[4]	A From August 31, 2018 .
[5]	D From August 31, 2018 .